NOTE 5. DEFERRED REVENUE (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Deferred revenue	$ 430,000	$ 0
Deferred revenue as current liability	754,387
Exclusive Agreements [Member]
Deferred revenue	500,000
Yilaime [Member]
Deferred revenue	70,000
Yilaime Sales and Support Services Agreementt [Member]
Deferred revenue	$ 250,000